Intangible Assets	12 Months Ended
May 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets

Note 7 . Intangible Assets

Intangible assets and related accumulated amortization were as follows:

	As of
	May 31, 2020	May 31, 2019
Software	29,646	-
Less: Accumulated amortization	-	-
Total	$29,646	$-

For the May ended, 2020, the Company has completed the development of the enterprise resource planning system (ERP) for the partners or clients, the system can be used on both PC/APP. The function can be classified into vehicles management, membership management, inventory management and financial management. The app for clients or partners is also available on WeChat mini program to manage consumers’ request and reservation. No amortization provision for the year ended May 31, 2020.